SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Balance	$ (5,879,582)	$ (2,053,237)	$ 2,947,402
Expenses settled in shares	32,302	3,452,769	86,028
Balance	$ (5,549,555)	$ (5,879,582)	$ (2,053,237)
Issued Capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	33,336,316	25,519,774
Balance	$ 143,112,687	$ 131,385,892
Issue of share for fundraising, net Sept-Dec 2023, Shares	1,219,846	4,159,270
Issue of share for fundraising, net Sept-Dec 2023	$ 1,705,742	$ 6,208,508
Expenses settled in shares	714,653	1,557,272
Expenses settled in shares, value	801,345	$ 2,368,287
Issuance of Shares to related party - Loan Conversion, Shares		2,100,000
Issuance of Shares to related party - Loan Conversion		$ 3,150,000
Bonus settled in shares	250,000
Bonus settled in value	$ 347,500
Shares in lieu interest	500,000
Issue of share for fundraising, net Sept-Dec 2023	$ 750,000
Balance, shares	36,020,815	33,336,316	25,519,774
Balance	$ 146,717,274	$ 143,112,687	$ 131,385,892